11. INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	7 years	8 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	13 years	13 years